LONG-TERM INVESTMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2012
Schedule of Cost-method Investments [Line Items]
Impairment loss on cost method investment	$ 1,999,999	$ 2,000,000
U4iA [Member]
Schedule of Cost-method Investments [Line Items]
Ownership interest	2.40%
Cost of investment	2,000,000
Impairment loss on cost method investment		2,000,000
Meteor [Member]
Schedule of Cost-method Investments [Line Items]
Ownership interest	1.20%			2.50%
Cost of investment	2,000,000
Impairment loss on cost method investment	$ 2,000,000